Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

June 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 50.9%
Information Technology – 15.5%
Communications Equipment – 0.1%
Calix, Inc.(a)	8,555	$303,104
Lumentum Holdings, Inc.(a)	6,034	307,251

		610,355

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	5,380	277,016
Belden, Inc.	3,516	329,801
CDW Corp./DE	18,647	4,173,944
Coherent Corp.(a)	1,462	105,937
Fabrinet(a)	1,622	397,049
Novanta, Inc.(a)	1,372	223,787
TD SYNNEX Corp.	3,210	370,434

		5,877,968

Semiconductors & Semiconductor Equipment – 5.7%
Amkor Technology, Inc.	8,583	343,492
Broadcom, Inc.	5,947	9,548,087
FormFactor, Inc.(a)	5,999	363,119
KLA Corp.	4,680	3,858,707
MACOM Technology Solutions Holdings, Inc.(a)	3,094	344,888
Monolithic Power Systems, Inc.	405	332,780
NVIDIA Corp.	296,020	36,570,311
NXP Semiconductors NV	24,607	6,621,498
QUALCOMM, Inc.	27,885	5,554,134
Semtech Corp.(a)	8,829	263,811
Synaptics, Inc.(a)	3,572	315,050
Universal Display Corp.	1,796	377,609

		64,493,486

Software – 6.7%
ACI Worldwide, Inc.(a)	8,661	342,889
Adobe, Inc.(a)	11,700	6,499,818
CommVault Systems, Inc.(a)	3,177	386,228
Fair Isaac Corp.(a)	172	256,050
Five9, Inc.(a)	4,320	190,512
Freshworks, Inc. - Class A(a)	13,812	175,274
Gen Digital, Inc.	115,579	2,887,163
HubSpot, Inc.(a)	329	194,041
Klaviyo, Inc. - Class A(a)	9,618	239,392
Manhattan Associates, Inc.(a)	2,020	498,294
Microsoft Corp.(b)	104,191	46,568,167
Monday.com Ltd.(a)	1,150	276,874
Nutanix, Inc. - Class A(a)	5,242	298,008
Oracle Corp.	78,006	11,014,447
PTC, Inc.(a)	1,725	313,381
Samsara, Inc. - Class A(a)	5,286	178,138
ServiceNow, Inc.(a)	3,583	2,818,639
Workday, Inc. - Class A(a)	8,754	1,957,044

		75,094,359

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.(b)	114,338	$24,081,869
Pure Storage, Inc. - Class A(a)	6,903	443,242
Western Digital Corp.(a)	49,223	3,729,627

		28,254,738

		174,330,906

Health Care – 7.2%
Biotechnology – 1.4%
Akero Therapeutics, Inc.(a)	2,889	67,776
Apogee Therapeutics, Inc.(a)	1,731	68,115
Arcus Biosciences, Inc.(a)	4,886	74,414
Ascendis Pharma A/S (ADR)(a)	827	112,786
Blueprint Medicines Corp.(a)	1,591	171,478
Bridgebio Pharma, Inc.(a)	3,654	92,556
Cytokinetics, Inc.(a)	2,564	138,918
Exact Sciences Corp.(a)	3,662	154,720
GRAIL, Inc.(a)	1	13
Halozyme Therapeutics, Inc.(a)	4,112	215,304
Insmed, Inc.(a)	3,273	219,291
Intellia Therapeutics, Inc.(a)	2,827	63,268
Legend Biotech Corp. (ADR)(a)	1,884	83,442
MoonLake Immunotherapeutics(a)	1,781	78,311
Natera, Inc.(a)	4,282	463,698
Neurocrine Biosciences, Inc.(a)	1,934	266,254
Regeneron Pharmaceuticals, Inc.(a)	6,009	6,315,639
Ultragenyx Pharmaceutical, Inc.(a)	2,801	115,121
Vaxcyte, Inc.(a)	2,499	188,699
Vertex Pharmaceuticals, Inc.(a)	14,531	6,810,970
Viking Therapeutics, Inc.(a)	2,117	112,222
Xenon Pharmaceuticals, Inc.(a)	2,654	103,479

		15,916,474

Health Care Equipment & Supplies – 1.0%
AtriCure, Inc.(a)	7,460	169,864
Avantor, Inc.(a)	12,840	272,208
Edwards Lifesciences Corp.(a)	63,460	5,861,800
Integra LifeSciences Holdings Corp.(a)	8,485	247,253
iRhythm Technologies, Inc.(a)	2,190	235,732
Medtronic PLC	62,611	4,928,112
Teleflex, Inc.	1,560	328,115

		12,043,084

Health Care Providers & Services – 2.5%
Acadia Healthcare Co., Inc.(a)	2,750	185,735
AMN Healthcare Services, Inc.(a)	4,141	212,143
BrightSpring Health Services, Inc.(a)	10,781	122,472
Elevance Health, Inc.	10,516	5,698,200
HCA Healthcare, Inc.	16,466	5,290,197

Company	Shares	U.S. $ Value

Inari Medical, Inc.(a)	4,160	$200,304
Pediatrix Medical Group, Inc.(a)	17,715	133,748
UnitedHealth Group, Inc.	31,313	15,946,458

		27,789,257

Life Sciences Tools & Services – 1.6%
Danaher Corp.	5,724	1,430,141
Fortrea Holdings, Inc.(a)	9,237	215,592
ICON PLC(a)	1,026	321,620
Illumina, Inc.(a)	15,557	1,623,840
IQVIA Holdings, Inc.(a)	29,745	6,289,283
Repligen Corp.(a)	1,531	192,998
Thermo Fisher Scientific, Inc.	8,686	4,803,358
Waters Corp.(a)	10,610	3,078,173

		17,955,005

Pharmaceuticals – 0.7%
Intra-Cellular Therapies, Inc.(a)	2,270	155,472
Johnson & Johnson	6,318	923,439
Roche Holding AG (Sponsored ADR)	93,452	3,239,981
Viatris, Inc.	23,223	246,860
Zoetis, Inc.	17,608	3,052,523

		7,618,275

		81,322,095

Financials – 6.7%
Banks – 1.8%
Bank of America Corp.	198,720	7,903,095
BankUnited, Inc.	8,326	243,702
Comerica, Inc.	6,780	346,051
First BanCorp./Puerto Rico	19,348	353,875
First Citizens BancShares, Inc./NC - Class A	271	456,258
First Hawaiian, Inc.	16,470	341,917
PNC Financial Services Group, Inc. (The)	6,214	966,153
Texas Capital Bancshares, Inc.(a)	4,833	295,490
Webster Financial Corp.	6,589	287,215
Wells Fargo & Co.	143,862	8,543,964
Wintrust Financial Corp.	3,640	358,758
Zions Bancorp NA	7,255	314,649

		20,411,127

Capital Markets – 1.6%
Cboe Global Markets, Inc.	2,220	377,533
Charles Schwab Corp. (The)	86,510	6,374,922
Goldman Sachs Group, Inc. (The)	15,606	7,058,906
Invesco Ltd.	20,434	305,693
LPL Financial Holdings, Inc.	9,273	2,589,949
Moelis & Co. - Class A	3,939	223,971
PJT Partners, Inc. - Class A	2,324	250,783
Stifel Financial Corp.	7,943	668,403
TPG, Inc.	6,546	271,332

		18,121,492

Company	Shares	U.S. $ Value

Financial Services – 1.9%
NCR Atleos Corp.(a)	7,408	$200,164
PayPal Holdings, Inc.(a)	25,185	1,461,486
Shift4 Payments, Inc. - Class A(a)	3,758	275,649
Visa, Inc. - Class A	69,682	18,289,435
Walker & Dunlop, Inc.	3,479	341,638

		20,568,372

Insurance – 1.4%
American Financial Group, Inc./OH	2,321	285,529
Everest Group Ltd.	600	228,612
Hanover Insurance Group, Inc. (The)	1,780	223,283
Kemper Corp.	3,250	192,823
Progressive Corp. (The)	55,965	11,624,490
Ryan Specialty Holdings, Inc.	6,181	357,942
Willis Towers Watson PLC	10,824	2,837,403

		15,750,082

		74,851,073

Communication Services – 5.7%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	157,295	6,159,672

Entertainment – 0.3%
Walt Disney Co. (The)	35,905	3,565,008

Interactive Media & Services – 4.2%
Alphabet, Inc. - Class C	165,189	30,298,966
Meta Platforms, Inc. - Class A	33,811	17,048,183

		47,347,149

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	9,102	343,327
Nexstar Media Group, Inc.	2,490	413,365

		756,692

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.	31,916	5,622,961

		63,451,482

Consumer Discretionary – 4.6%
Automobile Components – 0.1%
Adient PLC(a)	14,095	348,288
BorgWarner, Inc.	12,867	414,832

		763,120

Automobiles – 0.1%
Stellantis NV	87,479	1,736,458

Broadline Retail – 1.7%
Amazon.com, Inc.(a)	97,258	18,795,108
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,609	256,126

		19,051,234

Diversified Consumer Services – 0.1%
ADT, Inc.	55,031	418,235
Duolingo, Inc.(a)	1,507	314,466

		732,701

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.8%
Cava Group, Inc.(a)	2,898	$268,790
Dine Brands Global, Inc.	4,551	164,746
Domino’s Pizza, Inc.	526	271,590
Hyatt Hotels Corp. - Class A	22,962	3,488,387
Restaurant Brands International, Inc.	54,858	3,860,357
Viking Holdings Ltd.(a)	15,251	517,619
Wingstop, Inc.	948	400,682

		8,972,171

Household Durables – 0.1%
NVR, Inc.(a)	36	273,188
PulteGroup, Inc.	2,836	312,244
SharkNinja, Inc.	4,328	325,249
Taylor Morrison Home Corp.(a)	5,432	301,150

		1,211,831

Leisure Products – 0.0%
Brunswick Corp./DE	4,190	304,906

Specialty Retail – 1.2%
AutoNation, Inc.(a)	2,643	421,241
AutoZone, Inc.(a)	1,534	4,546,929
Bath & Body Works, Inc.	8,777	342,742
Dick’s Sporting Goods, Inc.	1,765	379,210
Home Depot, Inc. (The)	21,287	7,327,837
Wayfair, Inc. - Class A(a)	4,731	249,466

		13,267,425

Textiles, Apparel & Luxury Goods – 0.5%
Birkenstock Holding PLC(a)	4,167	226,726
Crocs, Inc.(a)	1,475	215,262
Deckers Outdoor Corp.(a)	300	290,385
NIKE, Inc. - Class B	49,550	3,734,584
PVH Corp.	2,841	300,777
Ralph Lauren Corp.	1,840	322,110
Tapestry, Inc.	7,812	334,275

		5,424,119

		51,463,965

Industrials – 3.9%
Aerospace & Defense – 0.2%
Axon Enterprise, Inc.(a)	1,036	304,833
Curtiss-Wright Corp.	1,237	335,202
Howmet Aerospace, Inc.	3,416	265,184
L3Harris Technologies, Inc.	3,095	695,075
Moog, Inc. - Class A	1,625	271,863

		1,872,157

Company	Shares	U.S. $ Value

Building Products – 0.4%
AZEK Co., Inc. (The)(a)	5,998	$252,696
Builders FirstSource, Inc.(a)	2,215	306,578
Carlisle Cos., Inc.	674	273,112
Lennox International, Inc.	833	445,638
Otis Worldwide Corp.	38,562	3,711,978

		4,990,002

Commercial Services & Supplies – 0.1%
ABM Industries, Inc.	6,532	330,323
MillerKnoll, Inc.	12,510	331,390
Tetra Tech, Inc.	1,710	349,661

		1,011,374

Construction & Engineering – 0.5%
AECOM	11,379	1,002,945
API Group Corp.(a)	7,879	296,487
Comfort Systems USA, Inc.	1,186	360,686
Dycom Industries, Inc.(a)	1,912	322,669
Fluor Corp.(a)	8,896	387,421
MasTec, Inc.(a)	24,557	2,627,353
WillScot Mobile Mini Holdings Corp.(a)	9,142	344,105

		5,341,666

Electrical Equipment – 1.0%
BWX Technologies, Inc.	3,301	313,595
Eaton Corp. PLC	29,249	9,171,024
Regal Rexnord Corp.	2,022	273,415
Sensata Technologies Holding PLC	36,814	1,376,475

		11,134,509

Ground Transportation – 0.6%
ArcBest Corp.	4,000	428,320
CSX Corp.	156,720	5,242,284
Saia, Inc.(a)	475	225,288
XPO, Inc.(a)	2,884	306,136

		6,202,028

Machinery – 0.8%
Gates Industrial Corp. PLC(a)	22,236	351,551
Ingersoll Rand, Inc.	2,893	262,800
ITT, Inc.	2,343	302,669
John Bean Technologies Corp.	3,090	293,457
Middleby Corp. (The)(a)	3,020	370,282
Oshkosh Corp.	1,857	200,928
PACCAR, Inc.	63,247	6,510,646
Pentair PLC	3,750	287,513

		8,579,846

Marine Transportation – 0.0%
Kirby Corp.(a)	1,987	237,903
Star Bulk Carriers Corp.	2,920	71,190

		309,093

Company	Shares	U.S. $ Value

Passenger Airlines – 0.0%
Alaska Air Group, Inc.(a)	6,988	$282,315

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	12,386	1,906,206
FTI Consulting, Inc.(a)	1,255	270,490
Robert Half, Inc.	5,732	366,733
WNS Holdings Ltd.(a)	5,080	266,700

		2,810,129

Trading Companies & Distributors – 0.1%
Core & Main, Inc. - Class A(a)	4,677	228,892
Herc Holdings, Inc.	2,190	291,905
United Rentals, Inc.	1,161	750,854

		1,271,651

		43,804,770

Consumer Staples – 2.8%
Beverages – 0.7%
Celsius Holdings, Inc.(a)	5,684	324,499
Coca-Cola Co. (The)	65,860	4,191,989
Constellation Brands, Inc. - Class A	13,067	3,361,878

		7,878,366

Consumer Staples Distribution & Retail – 1.6%
Costco Wholesale Corp.	6,496	5,521,535
Grocery Outlet Holding Corp.(a)	10,845	239,891
Walmart, Inc.	172,256	11,663,454

		17,424,880

Food Products – 0.1%
Freshpet, Inc.(a)	2,590	335,120
Lamb Weston Holdings, Inc.	4,040	339,683
Nomad Foods Ltd.	20,147	332,023

		1,006,826

Household Products – 0.4%
Procter & Gamble Co. (The)	27,931	4,606,381

Personal Care Products – 0.0%
BellRing Brands, Inc.(a)	5,206	297,471

		31,213,924

Energy – 1.6%
Energy Equipment & Services – 0.4%
Baker Hughes Co.	117,247	4,123,577
ChampionX Corp.	6,810	226,160
TechnipFMC PLC	16,025	419,054

		4,768,791

Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp.	8,443	415,396
Chevron Corp.	22,157	3,465,798
ConocoPhillips	8,503	972,573
EOG Resources, Inc.	53,603	6,747,010

Company	Shares	U.S. $ Value

HF Sinclair Corp.	3,921	$209,146
International Seaways, Inc.	4,765	281,754
Magnolia Oil & Gas Corp. - Class A	15,230	385,928
Northern Oil and Gas, Inc.	6,072	225,696
Permian Resources Corp.	22,972	370,998
Southwestern Energy Co.(a)	51,766	348,385

		13,422,684

		18,191,475

Materials – 1.3%
Chemicals – 1.2%
Avient Corp.	7,973	348,022
Corteva, Inc.	81,527	4,397,566
Element Solutions, Inc.	14,211	385,402
Linde PLC	10,686	4,689,124
LyondellBasell Industries NV - Class A	34,914	3,339,873

		13,159,987

Containers & Packaging – 0.0%
Berry Global Group, Inc.	3,960	233,046

Metals & Mining – 0.1%
ATI, Inc.(a)	15,327	849,882

		14,242,915

Real Estate – 0.8%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	11,004	174,634

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	3,004	299,979

Industrial REITs – 0.5%
First Industrial Realty Trust, Inc.	4,848	230,329
Prologis, Inc.	41,477	4,658,282
STAG Industrial, Inc.	9,420	339,685

		5,228,296

Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.(a)	2,267	465,370

Residential REITs – 0.0%
Independence Realty Trust, Inc.	20,810	389,979

Specialized REITs – 0.2%
American Tower Corp.	12,098	2,351,609
CubeSmart	4,027	181,900

		2,533,509

		9,091,767

Utilities – 0.8%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	43,120	3,783,349
IDACORP, Inc.	2,766	257,653
NextEra Energy, Inc.	61,694	4,368,552
Portland General Electric Co.	7,070	305,707

		8,715,261

Company	Shares		U.S. $ Value

Multi-Utilities – 0.0%
CenterPoint Energy, Inc.		7,769	$240,683

			8,955,944

Total Common Stocks (cost $234,144,926)			570,920,316

INVESTMENT COMPANIES – 35.0%
Funds and Investment Trusts – 35.0%(c) (d)
AB All Market Real Return Portfolio - Class Z		8,380,349	74,333,692
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		3,317,816	39,647,898
Bernstein International Strategic Equities Portfolio - Class Z		17,896,687	236,415,233
Bernstein Small Cap Core Portfolio - Class Z		1,617,489	20,622,991
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		786,319	22,315,741

Total Investment Companies (cost $314,300,833)			393,335,555

	Notional Amount

PURCHASED OPTIONS - PUTS – 1.9%
Options on Equity Indices – 1.9%
Euro STOXX 50 Index Expiration: May 2025; Contracts: 17,640; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)	EUR	75,852,000	1,866,215
Euro STOXX 50 Index Expiration: May 2025; Contracts: 4,070; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)		17,501,000	430,584
Euro STOXX 50 Index Expiration: May 2025; Contracts: 3,790; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)		16,297,000	400,961
FTSE 100 Index Expiration: Jun 2025; Contracts: 3,850; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(a)	GBP	27,335,000	492,588
FTSE 100 Index Expiration: Jun 2025; Contracts: 890; Exercise Price: GBP 7,100.00; Counterparty: Goldman Sachs International(a)		6,319,000	113,871
FTSE 100 Index Expiration: Jun 2025; Contracts: 820; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(a)		5,822,000	104,915
Nikkei 225 Index Expiration: Jun 2025; Contracts: 358,000; Exercise Price: JPY 31,750.00; Counterparty: UBS AG(a)	JPY	11,366,500,000	1,415,452
S&P 500 Index Expiration: Jun 2025; Contracts: 169,500; Exercise Price: USD 4,675.00; Counterparty: UBS AG(a)	USD	792,412,500	13,873,497

Company	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Jun 2025; Contracts: 33,100; Exercise Price: USD 4,675.00; Counterparty: Goldman Sachs International(a)	USD	154,742,500	$2,709,220

Total Purchased Options - Puts (premiums paid $23,291,332)			21,407,303

	Shares

SHORT-TERM INVESTMENTS – 14.1%
Investment Companies – 14.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(c) (d) (e) (cost $157,936,251)		157,936,251	157,936,251

Total Investments – 101.9% (cost $729,673,342)(f)			1,143,599,425
Other assets less liabilities – (1.9)%			(21,590,083)

Net Assets – 100.0%			$1,122,009,342

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	90	September 2024	$9,292,500	$(79,885)
Euro STOXX 50 Index Futures	1,429	September 2024	75,386,924	(392,572)
Hang Seng Index Futures	10	July 2024	1,128,819	(19,771)
MSCI Emerging Markets Futures	255	September 2024	13,874,550	68,092
MSCI Singapore IX ETS Futures	39	July 2024	909,856	7,395
Nikkei 225 (OSE) Futures	49	September 2024	12,054,323	148,306
OMXS 30 Index Futures	64	July 2024	1,556,675	5,750
S&P 500 E-Mini Futures	1,231	September 2024	339,848,325	1,627,544
S&P Mid 400 E-Mini Futures	20	September 2024	5,916,200	(58,327)
S&P/TSX 60 Index Futures	112	September 2024	21,457,695	50,615
TOPIX Index Futures	354	September 2024	61,838,337	632,121
U.S. T-Note 2 Yr (CBT) Futures	1,087	September 2024	221,985,781	579,417
U.S. T-Note 10 Yr (CBT) Futures	2,144	September 2024	235,806,500	1,614,877
U.S. Ultra Bond (CBT) Futures	372	September 2024	46,627,875	861,571
Sold Contracts
FTSE 100 Index Futures	452	September 2024	46,921,147	379,513
SPI 200 Futures	584	September 2024	75,696,619	(172,196)

				$5,252,450

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NOK	78,870	USD	7,442	07/19/2024	$51,581
Bank of America, NA	USD	13,961	NOK	153,081	07/19/2024	382,441
Bank of America, NA	USD	29,556	SEK	321,259	07/19/2024	779,938
Bank of America, NA	NZD	7,182	USD	4,389	07/25/2024	14,557
Bank of America, NA	USD	5,972	NZD	9,785	07/25/2024	(11,614)
Bank of America, NA	EUR	16,394	USD	17,577	08/08/2024	(11,198)
Bank of America, NA	USD	9,056	JPY	1,409,153	08/16/2024	(237,512)
Bank of America, NA	CAD	4,796	USD	3,515	08/23/2024	4,983
Bank of America, NA	USD	10,922	GBP	8,612	08/29/2024	(31,496)
Barclays Bank PLC	NOK	27,370	USD	2,581	07/19/2024	16,719
Barclays Bank PLC	SEK	53,060	USD	5,091	07/19/2024	80,727
Barclays Bank PLC	USD	11,101	CHF	9,989	08/08/2024	66,946
Barclays Bank PLC	USD	13,000	JPY	2,060,020	08/16/2024	(108,143)
Citibank, NA	USD	2,200	EUR	2,040	08/08/2024	(11,111)
Citibank, NA	JPY	2,459,470	USD	15,924	08/16/2024	532,297
Deutsche Bank AG	JPY	1,613,244	USD	10,446	08/16/2024	350,185
Goldman Sachs Bank USA	SEK	138,966	USD	12,672	07/19/2024	(449,668)
Goldman Sachs Bank USA	USD	34,868	NZD	56,878	07/25/2024	(223,011)
Goldman Sachs Bank USA	CHF	41,432	USD	46,274	08/08/2024	(46,059)
Goldman Sachs Bank USA	USD	41,912	CAD	57,632	08/23/2024	264,441
HSBC Bank USA	CHF	23,930	USD	26,511	08/08/2024	(241,865)
HSBC Bank USA	USD	12,941	CHF	11,387	08/08/2024	(210,674)
HSBC Bank USA	CAD	38,475	USD	28,058	08/23/2024	(99,893)
HSBC Bank USA	USD	1,094	AUD	1,642	09/19/2024	3,473
JPMorgan Chase Bank, NA	SEK	37,866	USD	3,646	07/19/2024	70,245
JPMorgan Chase Bank, NA	SEK	144,428	USD	13,309	07/19/2024	(329,216)
JPMorgan Chase Bank, NA	USD	5,651	CHF	5,023	08/08/2024	(35,906)
JPMorgan Chase Bank, NA	USD	87,900	EUR	81,640	08/08/2024	(315,050)
JPMorgan Chase Bank, NA	JPY	3,886,478	USD	24,839	08/16/2024	517,713
JPMorgan Chase Bank, NA	USD	13,472	JPY	2,079,751	08/16/2024	(456,649)
Morgan Stanley & Co., Inc.	SEK	63,045	USD	6,041	07/19/2024	88,090
Morgan Stanley & Co., Inc.	USD	4,485	CHF	4,031	08/08/2024	22,037
Morgan Stanley & Co., Inc.	USD	3,199	CHF	2,844	08/08/2024	(19,769)
Morgan Stanley & Co., Inc.	USD	40,002	GBP	31,536	08/29/2024	(120,318)
Morgan Stanley & Co., Inc.	AUD	14,566	USD	9,692	09/19/2024	(44,933)
State Street Bank & Trust Co.	SEK	1,198	USD	115	07/19/2024	1,506

						$243,794

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	3,847	09/20/2024	$(18,983)
Swiss Market Index Futures	0.00%	Maturity	CHF	2,164	09/20/2024	(21,555)

						$(40,538)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

(f)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $429,910,836 and gross unrealized depreciation of investments was $(10,529,047), resulting in net unrealized appreciation of $419,381,789.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$570,920,316	$—	$—	$570,920,316
Investment Companies	393,335,555	—	—	393,335,555
Purchased Options - Puts	—	21,407,303	—	21,407,303
Short-Term Investments	157,936,251	—	—	157,936,251

Total Investments in Securities	1,122,192,122	21,407,303	—	1,143,599,425
Other Financial Instruments(b):
Assets:
Futures	5,975,201	—	—	5,975,201
Forward Currency Exchange Contracts	—	3,247,879	—	3,247,879
Liabilities:
Futures	(722,751)	—	—	(722,751)
Forward Currency Exchange Contracts	—	(3,004,085)	—	(3,004,085)
Total Return Swaps	—	(40,538)	—	(40,538)

Total	$1,127,444,572	$21,610,559	$—	$1,149,055,131

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

							Distributions
Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$107,850	$4,161	$40,671	$(8,587)	$11,581	$74,334	$4,161	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	73,627	2,279	41,388	5,141	(11)	39,648	2,279	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	356,804	11,536	181,538	27,678	21,935	236,415	11,536	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	31,892	2,852	15,900	2,796	(1,017)	20,623	2,852	0
Government Money Market Portfolio	34,182	676	15,948	1,914	1,492	22,316	676	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	0	561,602	403,666	0	0	157,936	4,849	0
Total	$604,355	$583,106	$699,111	$28,942	$33,980	$551,272	$26,353	$0